Property and Equipment, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 205,852	$ 181,320
Less: accumulated depreciation and amortization	(129,576)	(109,063)
Property and equipment, net	76,276	72,257
Depreciation and amortization expense	31,100	27,700	$ 28,500
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,712	19,230
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	161,019	138,232
Telecommunications equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,672	4,442
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21,479	17,493
Other
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 970	$ 1,923